Transactions with shareholders, related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (expenses)
Interest and similar income	S/ 4,605,625	S/ 4,664,967	S/ 4,847,216
Interest and similar expenses	(1,057,937)	(1,192,284)	(1,423,963)
Loss on sale of investment property			(7,164)
Administrative expenses	(965,505)	(748,617)	(786,362)
Others, net	1,729,450	1,500,234	1,517,964
Related parties [member]
Income (expenses)
Interest and similar income	68,166	70,261	77,186
Interest and similar expenses	(3,065)	(7,264)	(17,471)
Valuation of financial derivative instruments	180	164	(52)
Rental income	30,873	18,609	22,118
Loss on sale of investment property			(7,164)
Administrative expenses	(44,249)	(42,768)	(38,717)
Others, net	S/ 31,392	S/ 6,853	S/ 15,294